Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	$ 249	$ 847
Interest bearing deposits	305,034	315,433
Other interest bearing liabilities	1,356	1,305
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	249	847
Loans, net of allowance for loan losses	275,511	274,219
Interest bearing deposits	305,034	315,433
Other interest bearing liabilities	1,356	1,305
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	250	849
Loans, net of allowance for loan losses	282,226	286,467
Interest bearing deposits	308,414	319,946
Other interest bearing liabilities	1,358	1,315
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks
Loans, net of allowance for loan losses
Interest bearing deposits
Other interest bearing liabilities
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	250	849
Interest bearing deposits	308,414	319,946
Other interest bearing liabilities	1,358	1,315
(Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	$ 282,226	$ 286,467